Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Premium Income 20 Barrier ETF - January | Innovator Premium Income 20 Barrier ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 30 Barrier ETF - January | Innovator Premium Income 30 Barrier ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 15 Buffer ETF - January | Innovator Premium Income 15 Buffer ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 20 Barrier ETF -- April | Innovator Premium Income 20 Barrier ETF -- April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 30 Barrier ETF - April | Innovator Premium Income 30 Barrier ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 15 Buffer ETF - April | Innovator Premium Income 15 Buffer ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 20 Barrier ETF - July | Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 30 Barrier ETF - July | Innovator Premium Income 30 Barrier ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 15 Buffer ETF - July | Innovator Premium Income 15 Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 20 Barrier ETF - October | Innovator Premium Income 20 Barrier ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Premium Income 15 Buffer ETF - October | Innovator Premium Income 15 Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%